UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shayne & Co., LLC
Address: 4015 Hillsboro Pike
         Suite 203
         Nashville, TN  37215

13F File Number:  028-13793

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan A. Shayne
Title:     Chief Manager
Phone:     (615) 250-1600

Signature, Place, and Date of Signing:

 /s/ Jonathan A. Shayne     Nashville, TN     April 22, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $113,385 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109     3629    53799 SH       SOLE                    45512        0     8287
AMERICAN EXPRESS CO            COM              025816109       54      800 SH       OTHER                     800        0        0
ASTRAZENECA PLC                SPONSORED ADR    046353108      250     5000 SH       OTHER                    5000        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103       20      300 SH       OTHER                     300        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     1407    21642 SH       SOLE                    20768        0      874
BANK OF AMERICA CORPORATION    COM              060505104      203    16647 SH       OTHER                    6047        0    10600
BANK OF AMERICA CORPORATION    COM              060505104        7      600 SH       SOLE                      600        0        0
BB&T CORP                      COM              054937107      232     7404 SH       OTHER                    3024        0     4380
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     7189       46 SH       SOLE                       46        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      254     2433 SH       OTHER                    2333        0      100
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    27106   260130 SH       SOLE                   238674        0    21456
DUKE ENERGY CORP NEW           COM NEW          26441C204      207     2856 SH       OTHER                       0        0     2856
ETHAN ALLEN INTERIORS INC      COM              297602104      204     6200 SH       OTHER                    6200        0        0
EXXON MOBIL CORP               COM              30231G102      359     3984 SH       OTHER                    3984        0        0
GENERAL ELECTRIC CO            COM              369604103      258    11160 SH       OTHER                    5160        0     6000
HEARTLAND EXPRESS INC          COM              422347104     8235   617279 SH       SOLE                   560450        0    56829
MICROSOFT CORP                 COM              594918104      198     6929 SH       OTHER                    6929        0        0
MICROSOFT CORP                 COM              594918104      654    22878 SH       SOLE                    22878        0        0
NATIONAL HEALTH INVS INC       COM              63633D104      203     3100 SH       OTHER                     400        0     2700
NORFOLK SOUTHERN CORP          COM              655844108      216     2800 SH       OTHER                     800        0     2000
PHILIP MORRIS INTL INC         COM              718172109      763     8233 SH       OTHER                    7533        0      700
PHILIP MORRIS INTL INC         COM              718172109      284     3067 SH       SOLE                     3067        0        0
SIGMA ALDRICH CORP             COM              826552101    14061   181081 SH       SOLE                   168331        0    12750
SYSCO CORP                     COM              871829107       12      350 SH       OTHER                       0        0      350
SYSCO CORP                     COM              871829107    15347   436371 SH       SOLE                   400656        0    35715
TECH DATA CORP                 COM              878237106     5257   115320 SH       SOLE                   105808        0     9512
U S G CORP                     COM NEW          903293405       26     1000 SH       OTHER                    1000        0        0
U S G CORP                     COM NEW          903293405     5647   213588 SH       SOLE                   198457        0    15131
VANGUARD INDEX FDS             TOTAL STK MKT    922908769    20425   252279 SH       SOLE                   230526        0    21753
WAL-MART STORES INC            COM              931142103      663     8861 SH       SOLE                     8280        0      581
WAL-MART STORES INC            COM              931142103       15      204 SH       OTHER                     204        0        0